9. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Warrant activity
	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2014	3,634,697	$2.00	3,334,479	$2.10
Issued	231,100	$1.20	–	–
Canceled / exercised	–	–	–	–
Expired	–	–	–	–
Outstanding December 31, 2015	3,865,797	$2.00	3,509,697	$2.00
Issued	668,166	$0.40	–	–
Canceled / exercised	–	–	–	–
Expired	–	–	–	–
Outstanding December 31, 2016	4,533,963	$1.70	3,865,797	$2.00

Warrants outstanding
	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.03 - $0.010	1,320,933	$0.70	3.9
$0.11 - $0.15	1,338,209	$1.30	1.7
$0.15 - $0.20	1,199,392	$1.90	2.2
$0.21 - $0.30	56,291	$2.80	2.3
$0.31 - $0.50	62,737	$4.50	1.8
$2.50 - $2.55	50,000	$21.90	0.5
	4,533,963